22. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Related Party Transactions

	2020	2019
Consulting fees paid or accrued to a company controlled by a director of the Company	$241,801	$108,000
Salary paid to management of the Company	676,164	495,632
Share-based compensation	515,318	655,380
	$1,433,283	$1,259,012